RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable Taxes
Schedule of recoverable taxes

		Consolidated
	12/31/2023	12/31/2022
State Value-Added Tax	1,492,575	1,130,843
Brazilian federal contributions (1)	2,729,606	1,862,828
Other taxes	59,316	189,087
	4,281,497	3,182,758

Classified:
Current	1,744,074	1,865,626
Non-current	2,537,423	1,317,132
	4,281,497	3,182,758

(1)	In 2023, the increase is mainly due to extemporaneous credit for excluding of freight from the IPI calculation base, being approximately R$345,215, increases of R$37,153 in PIS and R$143,575 in COFINS recoverabl e. Increases in IRRF recoverabl e in the amount of R$179,122 were also recorded, the main factor being credit for the negative balance of IRPJ for 2022.